Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 25, 2021
Summary of Significant Accounting Policies
Cash and Cash Equivalents

Cash and Cash Equivalents:

Cash and cash equivalents consist of commercial paper, U.S. Treasury obligations, and other liquid securities purchased with initial maturities less than 90 days and are stated at cost which approximates fair value. The Company has foreign bank balances of approximately $8,219 and $9,279 at December 25, 2021 and December 26, 2020, respectively. The Company maintains cash and cash equivalent balances with financial institutions that exceed federally insured limits. The Company has not experienced any losses related to these balances. Management believes it’s credit risk is minimal.

Restricted Investments

Restricted Investments:

The Company’s restricted investments are trading securities carried at fair market value which represent assets held in a Rabbi Trust to fund deferred compensation liabilities owed to the Company’s employees. The current portion of the investments is included in other current assets and the long term portion in other assets on the accompanying Consolidated Balance Sheets. See Note 11 — Deferred Compensation Plan for additional information.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts:

The Company establishes the allowance for doubtful accounts by considering historical losses, adjusted to take into account current market conditions. The estimates for calculating the aggregate reserve are based on the financial condition of the customers, the length of time receivables are past due, historical collection experience, current economic trends, and reasonably supported forecasts. Increases to the allowance for doubtful accounts result in a corresponding expense. The Company writes off individual accounts receivable when collection becomes improbable. The allowance for doubtful accounts was $2,891 and $2,395 as of December 25, 2021 and December 26, 2020, respectively. In the years ended December 25, 2021 and December 26, 2020, the Company entered into agreements to sell, on an ongoing basis and without recourse, certain trade accounts receivable. The buyer is responsible for servicing the receivables. The sale of the receivables is accounted for in accordance with Financial Accounting Standards Board (“FASB”) ASC 860, Transfers and Servicing. Under that guidance, receivables are considered sold when they are transferred beyond the reach of the Company and its creditors, the purchaser has the right to pledge or exchange the receivables, and the Company has surrendered control over the transferred receivables. The Company has received proceeds from the sales of trade accounts receivable of approximately $322,509 and $323,715 for the years ended December 25, 2021 and December 26, 2020, respectively, and has included the proceeds in net cash provided by operating activities in the Consolidated Statements of Cash Flows. Related to the sale of accounts receivable, the Company recorded losses of approximately $1,433 and $1,782 for the years ended December 25, 2021 and December 26, 2020, respectively.

Inventories

Inventories:

Inventories consisting predominantly of finished goods are valued at the lower of cost or net realizable value, cost being determined principally on the standard cost method. The historical usage rate is the primary factor used in assessing the net realizable value of excess and obsolete inventory. A reduction in the carrying value of an inventory item from cost to net realizable value is recorded for inventory with excess on-hand quantities as determined based on historic and projected sales, product category, and stage in the product life cycle.

Property and Equipment

Property and Equipment:

Property and equipment are carried at cost and include expenditures for new facilities and major renewals. For financial accounting purposes, depreciation is computed on the straight-line method over the estimated useful lives of the assets, generally 2 to 15 years. Assets acquired under finance leases are depreciated over the terms of the related leases. Maintenance and repairs are charged to expense as incurred. The Company capitalizes certain costs that are directly associated with the development of internally developed software, representing the historical cost of these assets. Once the software is completed and placed into service, such costs are amortized over the estimated useful lives. When assets are sold or otherwise disposed of, the cost and related accumulated depreciation are removed from their respective accounts, and the resulting gain or loss is reflected in income (loss) from operations.

Property and equipment, net, consists of the following at December 25, 2021 and December 26, 2020:

	Estimated
	Useful Life
	(Years)	2021	2020
Leasehold improvements	life of lease	11,773	11,506
Machinery and equipment	2 – 0	366,198	334,643
Computer equipment and software	2 – 5	64,648	61,737
Furniture and fixtures	6 – 8	5,390	5,467
Construction in process		10,372	5,352
Property and equipment, gross		458,381	418,705
Less: Accumulated depreciation		284,069	236,031
Property and equipment, net		$174,312	$182,674

Goodwill

Goodwill:

The Company has adopted ASU 2017-04, Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which eliminates Step 2 from the goodwill impairment test and instead requires an entity to perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. If, after assessing the totality of events or circumstances, the Company determines that the fair value of a reporting unit is less than the carrying value, then the Company would recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, not to exceed the total amount of goodwill allocated to the reporting unit.

The Company’s annual impairment assessment is performed for it's reporting units as of October 1st. With the assistance of an independent third-party specialist, management assessed the value the of the reporting units based on a discounted cash flow model and multiple of earnings. Assumptions critical to our fair value estimates under the discounted cash flow model include the discount rate and projected average revenue growth. The results of the quantitative assessment in 2021, 2020, and 2019 indicated that the fair value of each reporting unit was in excess of its carrying value. Therefore goodwill was not impaired as of our annual testing dates.

No impairment charges were recorded in the years ended December 25, 2021, December 26, 2020, or December 28, 2019.

Goodwill amounts by reportable segment are summarized as follows:

	Goodwill at				Goodwill at
	December 26,				December 25,
	2020	Acquisitions	Disposals	Other(1)	2021
Hardware and Protective Solutions	$565,578	$9,250	$—	$(130)	$574,698
Robotics and Digital Solutions	220,936	—	—	—	220,936
Canada	29,686	—	—	51	29,737
Total	$816,200	$9,250	$—	$(79)	$825,371
(1)	The “Other” change to goodwill relates to adjustments resulting from fluctuations in foreign currency exchange rates for the Canada and Mexico reporting units.

Intangible Assets

Intangible Assets:

Intangible assets arise primarily from the determination of their respective fair market values at the date of acquisition. With the exception of certain trade names, intangible assets are amortized on a straight-line basis over periods ranging from 5 to 20, representing the period over which the Company expects to receive future economic benefits from these assets.

Other intangibles, net, as of December 25, 2021 and December 26, 2020 consist of the following:

	Estimated
	Useful Life
	(Years)	December 25, 2021	December 26, 2020
Customer relationships	13 – 20	$965,054	$941,648
Trademarks – indefinite	Indefinite	85,591	85,603
Trademarks – other	7 – 15	29,000	26,400
Technology and patents	8 – 12	67,750	63,749
Intangible assets, gross		1,147,395	1,117,400
Less: Accumulated amortization		352,695	291,434
Intangible assets, net		$794,700	$825,966

Estimated annual amortization expense for intangible assets subject to amortization at December 25, 2021 for the next five fiscal years is as follows:

Amortization
Fiscal Year Ended	Expense
2022	$61,697
2023	$61,697
2024	$61,697
2025	$61,217
2026	$56,812

The Company also evaluates indefinite-lived intangible assets (primarily trademarks and trade names) for impairment annually or more frequently if events and circumstances indicate that it is more likely than not that the fair value of an indefinite-lived intangible asset is below its carrying amount. With the assistance of an independent third-party specialist, management assessed the fair value of our indefinite-lived intangible assets based on a relief from royalties model. An impairment charge is recorded if the carrying amount of an indefinite-lived intangible asset exceeds the estimated fair value on the measurement date. No impairment charges related to indefinite-lived intangible assets were recorded by the Company in 2021, 2020, or 2019 as a result of the quantitative annual impairment test.

Long-Lived Assets

Long-Lived Assets:

Long-lived assets, such as property plant and equipment and definite-lived intangibles assets, are reviewed for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by the asset or asset group to its carrying value. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its' fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary. No impairment charges were recorded in 2021. In the year ended December 26, 2020 and December 28, 2019, the Company recorded an impairment charge of $210 and $7,887, respectively, related to the loss on the disposal of our FastKey self-service duplicating kiosks and related assets in our Robotics and Digital Solutions operating segment. All of the aforementioned impairment charges incurred were included within the respective other income/expense on the Consolidated Statements of Comprehensive Loss. Approximately 95% of the Company’s long-lived assets are held within the United States.

Income Taxes

Income Taxes:

Deferred income taxes are computed using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the temporary differences are expected to reverse. Valuation allowances are provided for tax benefits where management estimates it is more likely than not that certain tax benefits will not be realized. Adjustments to valuation allowances are recorded for changes in utilization of the tax related item. See Note 7 - Income Taxes for additional information.

In accordance with guidance regarding the accounting for uncertainty in income taxes, the Company recognizes a tax position if, based solely on its technical merits, it is more likely than not to be sustained upon examination by the relevant taxing authority. If a tax position does not meet the more likely than not recognition threshold, the Company does not recognize the benefit of that position in its Consolidated Financial Statements. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefit to be recognized in the Consolidated Financial Statements.

Interest and penalties related to income taxes are included in (benefit) provision for income taxes.

Contingent Consideration

Contingent Consideration:

Contingent consideration relates to the potential payment for an acquisition that is contingent upon the achievement of the acquired business meeting certain product development milestones and/or certain financial performance milestones. The Company records contingent consideration at fair value at the date of acquisition based on the consideration expected to be transferred. The estimated fair value of the contingent consideration was determined using a Monte Carlo analysis examining the frequency and mean value of the resulting payments. The resulting value captures the risk associated with the form of the payout structure. The risk neutral method is applied, resulting in a value that captures the risk associated with the form of the payout structure and the projection risk. The assumptions utilized in the calculation based on financial performance milestones include projected revenue and/or EBITDA amounts, volatility and discount rates. For potential payments related to product development milestones, we estimated the fair value based on the probability of achievement of such milestones. The assumptions utilized in the calculation of the acquisition date fair value include probability of success and the discount rates. Contingent consideration involves certain assumptions requiring significant judgment and actual results may differ from assumed and estimated amounts.

Risk Insurance Reserves

Risk Insurance Reserves:

The Company self-insures our general liability including products liability, automotive liability, and workers' compensation losses up to $500 per occurrence. Our policy is to estimate reserves based upon a number of factors, including known claims, estimated incurred but not reported claims, and third-party actuarial analysis. The third-party actuarial analysis is based on historical information along with certain assumptions about future events. These reserves are classified as other current and other long-term liabilities within the balance sheets.

The Company self-insures our group health claims up to an annual stop loss limit of $250 per participant. Historical group insurance loss experience forms the basis for the recognition of group health insurance reserves.

Retirement Benefits

Retirement Benefits:

Certain employees of the Company are covered under a profit-sharing and retirement savings plan. The plan provides for a matching contribution for eligible employees of 50% of each dollar contributed by the employee up to 6% of the employee’s compensation. In addition, the plan provides an annual contribution in amounts authorized by the Board of Directors, subject to the terms and conditions of the plan.

Hillman Canada sponsors a Deferred Profit Sharing Plan (“DPSP”) and a Group Registered Retirement Savings Plan (“RRSP”) for all qualified, full-time employees, with at least three months of continuous service. DPSP is an employer-sponsored profit sharing plan registered as a trust with the Canada Revenue Agency (“CRA”). Employees do not contribute to the DPSP. There is no minimum required contribution; however, DPSPs are subject to maximum contribution limits set by the CRA. The DPSP is offered in conjunction with a RRSP. All eligible employees may contribute an additional voluntary amount of up to eight percent of the employee’s gross earnings. Hillman Canada is required to match 100% of all employee contributions up to 2% of the employee's compensation into the DPSP account. The assets of the RRSP are held separately from those of Hillman Canada in independently administered funds.

Retirement benefit costs were $4,218, $3,343, and $2,725 in the years ended December 25, 2021, December 26, 2020, and December 28, 2019, respectively.

Warrants Liabilities

Warrant Liabilities:

The Company accounts for the warrants in accordance with the guidance contained in ASC 815-40 under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classified the warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. The warrants were fully redeemed in the year ended December 25, 2021, see Note 8 – Warrants for additional information.

Revenue Recognition

Revenue Recognition:

Revenue is recognized when control of goods or services is transferred to our customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Sales and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue.

The Company offers a variety of sales incentives to its customers primarily in the form of discounts and rebates. Discounts are recognized in the Consolidated Financial Statements at the date of the related sale. Rebates are based on the revenue to date and the contractual rebate percentage to be paid. A portion of the cost of the rebate is allocated to each underlying sales transaction. Discounts and rebate are included in the determination of net sales.

The Company also establishes reserves for customer returns and allowances. The reserve is established based on historical rates of returns and allowances. The reserve is adjusted quarterly based on actual experience. Discounts and allowances are included in the determination of net sales.

The following table disaggregates our revenue by product category:

	Hardware and	Robotics and
	Protective Solutions	Digital Solutions	Canada	Total Revenue
Year Ended December 25, 2021
Fastening and Hardware	$740,088	$—	$149,165	$889,253
Personal Protective	284,886	—	397	285,283
Keys and Key Accessories	—	190,697	1,826	192,523
Engraving	—	58,555	77	58,632
Resharp	—	276	—	276
Consolidated	$1,024,974	$249,528	$151,465	$1,425,967

Year Ended December 26, 2020
Fastening and Hardware	$706,865	$—	$131,493	$838,358
Personal Protective	317,527	—	239	317,766
Keys and Key Accessories	—	157,828	2,878	160,706
Engraving	—	51,423	6	51,429
Resharp	—	36	—	36
Consolidated	$1,024,392	$209,287	$134,616	$1,368,295
Year Ended December 28, 2019
Fastening and Hardware	$607,247	$—	$121,242	$728,489
Personal Protective	245,769	—	—	245,769
Keys and Key Accessories	—	185,451	4,009	189,460
Engraving	—	50,613	9	50,622
Resharp	—	22	—	22
Consolidated	$853,016	$236,086	$125,260	$1,214,362

The following table disaggregates our revenue by geographic location:

	Hardware and	Robotics and
	Protective Solutions	Digital Solutions	Canada	Total Revenue
Year Ended December 25, 2021
United States	$1,004,803	$246,494	$—	$1,251,297
Canada	7,326	3,034	151,465	161,825
Mexico	12,845	—	—	12,845
Consolidated	$1,024,974	$249,528	$151,465	$1,425,967

Year Ended December 26, 2020
United States	$1,007,135	$207,283	$—	$1,214,418
Canada	7,789	2,004	134,616	144,409
Mexico	9,468	—	—	9,468
Consolidated	$1,024,392	$209,287	$134,616	$1,368,295

Year Ended December 28, 2019
United States	$835,957	$234,216	$—	$1,070,173
Canada	5,905	1,870	125,260	133,035
Mexico	11,154	—	—	11,154
Consolidated	$853,016	$236,086	$125,260	$1,214,362

Our revenue by geography is allocated based on the location of our sales operations. Our Hardware and Protective Solutions segment contains sales of Big Time personal protective equipment into Canada. Our Robotics and Digital Solutions segment contains sales of MinuteKey Canada.

Hardware and Protective Solutions revenues consist primarily of the delivery of fasteners, anchors, specialty fastening products, and personal protective equipment such as gloves and eye-wear as well as in-store merchandising services for the related product category.

Robotics and Digital Solutions revenues consist primarily of sales of keys and identification tags through self service key duplication and engraving kiosks. It also includes our associate-assisted key duplication systems and key accessories.

Canada revenues consist primarily of the delivery to Canadian customers of fasteners and related hardware items, threaded rod, keys, key duplicating systems, accessories, personal protective equipment, and identification items as well as in-store merchandising services for the related product category.

The Company’s performance obligations under its arrangements with customers are providing products, in-store merchandising services, and access to key duplicating and engraving equipment. Generally, the price of the merchandising services and the access to the key duplicating and engraving equipment is included in the price of the related products. Control of products is transferred at the point in time when the customer accepts the goods, which occurs upon delivery of the products. Judgment is required in determining the time at which to recognize revenue for the in-store services and the access to key duplicating and engraving equipment. Revenue is recognized for in-store service and access to key duplicating and engraving equipment as the related products are delivered, which approximates a time-based recognition pattern. Therefore, the entire amount of consideration related to the sale of products, in-store merchandising services, and access to key duplicating and engraving equipment is recognized upon the delivery of the products.

The costs to obtain a contract are insignificant, and generally contract terms do not extend beyond one year. Therefore, these costs are expensed as incurred. Freight and shipping costs and the cost of our in-store merchandising services teams are recognized in selling, general, and administrative expense when control over products is transferred to the customer.

The Company used the practical expedient regarding the existence of a significant financing component as payments are due in less than one year after delivery of the products.

Shipping and Handling

Shipping and Handling:

The costs incurred to ship product to customers, including freight and handling expenses, are included in selling, general, and administrative (“SG&A”) expenses on the Company's Consolidated Statements of Comprehensive Loss.

Shipping and handling costs were $60,991, $50,891, and $47,713 in the years ended December 25, 2021, December 26, 2020, and December 28, 2019, respectively.

Research and Development

Research and Development:

The Company expenses research and development costs consisting primarily of internal wages and benefits in connection with improvements to the Company’s fastening product lines along with the key duplicating and engraving machines. The Company’s research and development costs were $2,442, $2,876, and $2,075 in the years ended December 25, 2021, December 26, 2020, and December 28, 2019, respectively.

Stock Based Compensation

Stock Based Compensation:

2021 Equity Incentive Plan

Effective July 14, 2021, in connection with the Merger, the Company established the 2021 Equity Incentive Plan. Under the 2021 Equity Incentive Plan, the Company may grant options, stock appreciation rights, restricted stock, and other stock-based awards. Hillman reflects the options granted in accordance with Accounting Standards Codification 718, Compensation - Stock Compensation

("ASC 718"). The Company uses a Black-Scholes option pricing model to determine the fair value of stock options on the dates of grant. The Black-Scholes pricing model requires various assumptions, including expected term, which is based on our historical experience and expected volatility which is estimated based on the average historical volatility of similar entities with publicly traded shares. The Company also makes assumptions regarding the risk-free interest rate and the expected dividend yield. The risk-free interest rate is based on the U.S. Treasury interest rate whose term is consistent with the expected term of the share-based award. The dividend yield on our common stock is assumed to be zero since we do not pay dividends and have no current plans to do so in the future. Determining the fair value of stock options at the grant date requires judgment, including estimates for the expected life of the share-based award, stock price volatility, dividend yield, and interest rate. These assumptions may differ significantly between grant dates because of changes in the actual results of these inputs that occur over time.

HMAN Group Holdings Inc. 2014 Equity Incentive Plan

Prior to the Merger, the Company had a stock-based employee compensation plan pursuant to which the Company granted options, stock appreciation rights, restricted stock, and other stock-based awards. Hillman reflects the options granted in its stand-alone Consolidated Financial Statements in accordance with Accounting Standards Codification 718, Compensation — Stock Compensation (“ASC 718”). The Company used a Black-Scholes option pricing model to determine the fair value of stock options on the dates of grant. The Black-Scholes pricing model requires various assumptions, including expected term, which is based on our historical experience and expected volatility which is estimated based on the average historical volatility of similar entities. The Company also made assumptions regarding the risk-free interest rate and the expected dividend yield. The risk-free interest rate is based on the U.S. Treasury interest rate whose term is consistent with the expected term of the share-based award. The dividend yield on our common stock is assumed to be zero since we have not historically paid dividends on these awards and have no current plans to do so in the future. Determining the fair value of stock options at the grant date requires judgment, including estimates for the expected life of the share-based award, stock price volatility, dividend yield, and interest rate. These assumptions may differ significantly between grant dates because of changes in the actual results of these inputs that occur over time.

The Company applied assumptions in the determination of the fair value of the common stock underlying the stock-based awards granted. With the assistance of an independent third-party specialist, management assessed the value of the Company’s common stock based on a combination of the income approach and guideline public company method. Factors that were considered in connection with estimating these grant date fair values are as follows:

●	The Company’s financial results and future financial projections;
●	The market value of equity interests in substantially similar businesses, which equity interests can be valued through nondiscretionary, objective means;
●	The lack of marketability of the Company’s common stock;
●	The likelihood of achieving a liquidity event, such as an initial public offering or business combination, given prevailing market conditions;
●	Industry outlook; and
●	General economic outlook, including economic growth, inflation and unemployment, interest rate environment and global economic trends

Determination of the fair value of our common stock also involved the application of multiple valuation methodologies and approaches, with varying weighting applied to each methodology as of the grant date. Application of these approaches involves the use of estimates, judgment, and assumptions that are highly complex and subjective, such as those regarding the Company’s expected future revenue, expenses, and future cash flows; discount rates; market multiples; the selection of comparable companies; and the probability of possible future events. Changes in any or all of these estimates and assumptions or the relationships between those assumptions impact the valuations and may have a material impact on the valuation of our common stock.

Prior to the Merger, the Company revalued the common stock annually, unless changes in facts or circumstances indicate the need for a mid-year revaluation. The valuation of the Company’s common stock was historically performed at the end of our fiscal year. The share prices for the years ended December 26, 2020 and December 28, 2019 were $1,647.13 and $1,315.00, respectively. The increases in the share price year over year reflect the Company’s revenue growth over that time period along with projected future growth in discounted cash flows and with the market inputs.

Stock-based compensation expense is recognized using a fair value based recognition method. Stock-based compensation cost is estimated at the grant date based on the fair value of the award and is recognized as expense over the requisite vesting period or performance period of the award on a straight-line basis. The stock-based compensation expense is recorded in general and administrative expenses. The plans are more fully described in Note 13 - Stock Based Compensation.

Fair Value of Financial Instruments

Fair Value of Financial Instruments:

The Company uses the accounting guidance that applies to all assets and liabilities that are being measured and reported on a fair value basis. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy requires an entity to maximize the use of observable inputs, where available, and minimize the use of unobservable inputs when measuring fair value. Whenever possible, quoted prices in active markets are used to determine the fair value of the Company’s financial instruments.

Derivatives and Hedging

Derivatives and Hedging:

The Company uses derivative financial instruments to manage its exposures to (1) interest rate fluctuations on its floating rate senior term loan and (2) fluctuations in foreign currency exchange rates. The Company measures those instruments at fair value and recognizes changes in the fair value of derivatives in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures. The Company enters into derivative instrument transactions with financial institutions acting as the counter-party. The Company does not enter into derivative transactions for speculative purposes and, therefore, holds no derivative instruments for trading purposes.

The relationships between hedging instruments and hedged items are formally documented, in addition to the risk management objective and strategy for each hedge transaction. For interest rate swaps, the notional amounts, rates, and maturities of our interest rate swaps are closely matched to the related terms of hedged debt obligations. The critical terms of the interest rate swap are matched to the critical terms of the underlying hedged item to determine whether the derivatives used for hedging transactions are highly effective in offsetting changes in the cash flows of the underlying hedged item. If it is determined that a derivative ceases to be a highly effective hedge, the hedge accounting is discontinued and all subsequent derivative gains and losses are recognized in the Statement of Comprehensive Loss.

Derivative instruments designated in hedging relationships that mitigate exposure to the variability in future cash flows of the variable-rate debt and foreign currency exchange rates are considered cash flow hedges. The Company records all derivative instruments in other assets or other liabilities on the Consolidated Balance Sheets at their fair values. If the derivative is designated as a cash flow hedge and the hedging relationship qualifies for hedge accounting, the effective portion of the change in the fair value of the derivative is recorded in other comprehensive income or loss. The change in fair value for instruments not qualifying for hedge accounting are recognized in the Statement of Comprehensive Income or Loss in the period of the change. See Note 15 - Derivatives and Hedging for additional information.

Translation of Foreign Currencies

Translation of Foreign Currencies:

The translation of the Company’s Canadian and Mexican local currency based financial statements into U.S. dollars is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for revenue and expense accounts using an average exchange rate during the period. Cumulative translation adjustments are recorded as a component of accumulated other comprehensive loss in stockholders’ equity.

Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements:

The preparation of Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses for the reporting period. Actual results may differ from these estimates.

The extent to which COVID-19 impacts the Company’s business and financial results will depend on numerous evolving factors including, but not limited to: the magnitude and duration of COVID-19, the extent to which it will impact worldwide macroeconomic conditions including interest rates, employment rates and health insurance coverage, the speed of the anticipated recovery, and governmental and business reactions to the pandemic. The Company assessed certain accounting matters that generally require consideration of forecasted financial information in context with the information reasonably available to the Company and the unknown future impacts COVID-19 as of December 25, 2021 and through the date of this report. The accounting matters assessed included, but were not limited to the carrying value of the goodwill and other long-lived assets.

In 2020, the pandemic had a significant impact on the Company's business, driving high demand for personal protective equipment, including face masks, disposable gloves, sanitizing wipes, and disinfecting sprays. During 2020, at the request of our customers, the Company began to sell certain categories of protective and cleaning equipment that are not a part of our core product offerings, including wipes, sprays, masks and bulk boxes of disposable gloves. High demand and limited supply of these products available for retail sale drove prices and cost up in 2020. In contrast, in 2021 the pandemic has had less of an impact on the Company's business, economic activity has generally recovered, and consumer access to personal protective equipment has normalized. By the end of the third quarter of 2021 the Company's product mix has begun to normalize back to near pre-pandemic levels. In 2021, demand for certain protective products softened as vaccines were rolled out and supply returned to a more normal level. In the third quarter of 2021, we evaluated our customers' needs and the market conditions and ultimately decided to exit certain protective product categories. In connection with the exit of these product lines, the Company recorded an inventory valuation charge of $32,026 including the write off of inventory along with costs for donation and disposal of the remaining inventory on hand. Excluding the inventory valuation charge, there was not a material impact to the Company’s consolidated financial statements as of and for the year ended December 25, 2021, the Company’s future assessment of the magnitude and duration of COVID-19, as well as other factors, could result in material impacts to the Company’s Consolidated Financial Statements in future reporting periods.